RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of minimum lease payments for the lease liabilities (Details)	Nov. 30, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	$ 154,324
Less: Interest expense on lease liabilities	(29,484)
Total present value of minimum lease payments	124,840
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	49,925
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	51,425
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	$ 52,974